Expense Example - MONEY MARKET FUND	May 01, 2021 USD ($)
Institutional
Expense Example:
1 Year	$ 15
3 Years	48
5 Years	85
10 Years	192
Investor
Expense Example:
1 Year	43
3 Years	135
5 Years	235
10 Years	$ 530